CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 14,190,000	$ 14,167,000
Trade accounts receivable, net of allowance for doubtful accounts of $89 and $66, respectively	3,995,000	2,494,000
Inventories	6,351,000	5,270,000
Other current assets	737,000	1,319,000
TOTAL CURRENT ASSETS	25,273,000	23,250,000
Property, plant and equipment - net	946,000	1,216,000
Other assets	2,838,000	1,126,000
TOTAL ASSETS	29,057,000	25,592,000
CURRENT LIABILITIES:
Accounts payable	1,373,000	1,245,000
Accrued compensation	2,496,000	1,509,000
Deferred revenue	1,507,000	1,068,000
Other accrued liabilities	1,413,000	1,307,000
Income taxes payable	0	62,000
TOTAL CURRENT LIABILITIES	6,789,000	5,191,000
Operating lease liabilities	2,277,000	588,000
Long-term other payables	138,000	174,000
COMMITMENTS	0	0
STOCKHOLDERS' EQUITY
Preferred stock - Authorized, 5,000,000 shares, including 200,000 shares of Series A Junior Participating Issued and outstanding, none	0	0
Common stock, at stated value - Authorized, 30,000,000 shares Issued and outstanding, 8,621,007 shares as of December 31, 2021 and 8,416,335 shares as of December 31, 2020	20,886,000	20,071,000
Accumulated earnings (deficit)	(2,011,000)	(1,456,000)
Accumulated other comprehensive income (loss)	978,000	1,024,000
TOTAL STOCKHOLDERS' EQUITY	19,853,000	19,639,000
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 29,057,000	$ 25,592,000